Accounting for Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting for Warrant Liability [Abstract]
Accounting for Warrant Liability
Note 5 – Accounting for Warrant Liability
At September 30, 2023 and December 31, 2022, there were 11,221,954 and 15,566,667 warrants, respectively, outstanding including 5,655,286 Public Warrants and 5,566,667 Private Placement Warrants outstanding at September 30, 2023 and 10,000,000 Public Warrants and 5,566,667 Private Placement Warrants outstanding at December 31, 2022. 4,344,714 contingent redeemable warrants that would have been exercisable by the former holders of the 26,068,281 Class A ordinary shares redeemed in January 2023 are no longer available for exercise.
The Company’s warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. As such, the Company’s warrants are accounted for as warrant liabilities which are required to be valued at fair value at each reporting period.

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At September 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$56,000	$—	$56,000	$—
Private Placement Warrants	56,000	—	56,000	—

Warrant liability at September 30, 2023	$112,000	$—	$112,000	$—

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—

At September 30, 2023 the Company valued its Public Warrants by reference to the publicly traded price of the Public Warrants. The Company valued its Private Placement Warrants based on the closing price of the Public Warrants since they are similar instruments.
At December 31, 2022, the Company valued its (a) Public Warrants based on the closing price at September 30, 2023 and December 31, 2022, respectively, in an active market and (b) Private Placement Warrants based on the closing price of the Public Warrants since they are similar instruments.
The warrant liabilities are not subject to qualified hedge accounting.
The Company’s policy is to record transfers at the end of the reporting period. During the three and nine months ended September 30, 2023 the Company transferred its Public Warrants from Level 1 to Level 2 based on the trading of the Public Warrants. There were no transfers during the the year ended December 31, 2022.

Note 5 – Accounting for Warrant Liability
At December 31, 2022 and 2021, there were 15,566,667 warrants outstanding including 10,000,000 Public Warrants and 5,566,667 Private Placement Warrants.
The Company’s warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. As such, the company’s warrants are accounted for as warrant liabilities which are required to be valued at fair value at each reporting period.
The Company has recorded approximately $800,000 of costs to operations upon issuance of the warrants to reflect warrant issuance costs in the year ended December 31, 2021.
The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—

Description	At December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$8,300,000	$8,300,000	$—	$—
Private Placement Warrants	4,620,000	—	4,620,000	—

Warrant liability at December 31, 2021	$12,920,000	$8,300,000	$4,620,000	$—

At December 31, 2022 and 2021, the Company values its (a) public warrants based on the closing price at December 31, 2022 and 2021, respectively, in an active market and (b) its private placement warrants based on the closing price of the public warrants since they are similar instruments.
The following table presents the changes in the fair value of warrant liabilities during the year ended December 31, 2022:

	Public	Private Placement	Warrant Liabilities
Fair value measurement on December 31, 2021	$8,300,000	$4,620,000	$12,920,000
Change in fair value	(8.000,000)	(4,453,000)	(12,453,000)

Fair value as of December 31, 2022	$300,000	$167,000	$467,000

The following table presents the changes in the fair value of warrant liabilities during the year ended December 31, 2021:

	Public	Private Placement	Warrant Liabilities
Fair value measurement on December 31, 2020	$—	$—	$—
Fair value at inception of the warrants on January 14, 2021	14,100,000	7,849,000	21,949,000
Change in fair value	(5,800,000)	(3,229,000)	(9,029,000)

Fair value as of December 31, 2021	$8,300,000	$4,620,000	$12,920,000

The warrant liabilities are not subject to qualified hedge accounting.
The Company’s policy is to record transfers at the end of the reporting period.
The public warrants were transferred from Level 3 to Level 1, and the private placement warrants were transferred from Level 3 to Level 2, during the year ended December 31, 2021
.